Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$132,155,989.37	0.5024943	$109,292,324.91	0.4155602	$22,863,664.46
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$561,935,989.37	0.6102826	$539,072,324.91	0.5854518	$22,863,664.46

Weighted Avg. Coupon (WAC)	4.58%		4.57%
Weighted Avg. Remaining Maturity (WARM)	47.10		46.22
Pool Receivables Balance	$617,309,342.36		$593,511,231.64
Remaining Number of Receivables	48,143		46,709

Adjusted Pool Balance	$595,496,199.24		$572,632,534.78

III. COLLECTIONS

Principal:
Principal Collections	$23,163,771.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$615,249.47
Total Principal Collections	$23,779,021.03

Interest:
Interest Collections	$2,290,609.99
Late Fees & Other Charges	$35,785.32
Interest on Repurchase Principal	$-
Total Interest Collections	$2,326,395.31

Collection Account Interest	$3,896.00
Reserve Account Interest	$826.17
Servicer Advances	$-

Total Collections	$26,110,138.51

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$26,110,138.51
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$30,836,928.63

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$514,424.45		$514,424.45	$514,424.45
Collection Account Interest					$3,896.00
Late Fees & Other Charges					$35,785.32
Total due to Servicer					$554,105.77

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$75,989.69		$75,989.69
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$487,713.03		$487,713.03	$487,713.03

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$24,918,466.79

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$22,863,664.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$22,863,664.46
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$22,863,664.46	$22,863,664.46
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal		$22,863,664.46

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			2,054,802.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,813,143.12
Beginning Period Amount	$21,813,143.12
Current Period Amortization	$934,446.26
Ending Period Required Amount	$20,878,696.86
Ending Period Amount	$20,878,696.86
Next Distribution Date Amount	$19,964,767.70

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$ 33,560,209.87	$ 33,560,209.87	$ 33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		5.64%	5.86%	5.86%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.00%	46,242	99.02%	$587,668,492.31
30 - 60 Days	0.84%	393	0.84%	$4,965,736.35
61 - 90 Days	0.13%	63	0.13%	$782,352.68
91 + Days	0.02%	11	0.02%	$94,650.30
		46,709		$593,511,231.64
Total
Delinquent Receivables 61 + days past due	0.16%	74	0.15%	$877,002.98
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	96	0.17%	$1,071,736.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	159	0.30%	$1,936,059.52
Three-Month Average Delinquency Ratio	0.23%		0.21%

Repossession in Current Period		36		$518,179.21
Repossession Inventory		40		$353,497.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$634,339.16
Recoveries				$(615,249.47)
Net Charge-offs for Current Period				$19,089.69

Beginning Pool Balance for Current Period				$617,309,342.36

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$2,989,361.37
Cumulative Net Losses as a % of Initial Pool Balance				0.30%

Principal Balance of Extensions				$1,692,325.35
Number of Extensions				107

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